Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Schedule of Accumulated and Projected Benefit Obligations
The projected benefit obligation (“PBO”), accumulated benefit obligation (“ABO”), and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets and with plan assets in excess of accumulated benefit obligations are as follows:

	U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013
	(in millions) Plans with ABO in Excess of Plan Assets
PBO	$60	$69	$2,092	$1,956
ABO	60	69	1,870	1,749
Fair value of plan assets at end of year	—	—	1,133	1,052
	Plans with Plan Assets in Excess of ABO
PBO	$—	$—	$146	$149
ABO	—	—	98	100
Fair value of plan assets at end of year	—	—	131	147
	Total
PBO	$60	$69	$2,238	$2,105
ABO	60	69	1,968	1,849
Fair value of plan assets at end of year	—	—	1,264	1,199

Schedule of Assumptions Used
Assumptions used to determine benefit obligations at December 31:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013
Weighted-average discount rate	2.50%	3.00%	3.67%	4.58%
Weighted-average rate of increase in compensation levels	N/A	N/A	3.65%	3.85%
Assumptions used to determine net expense for years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Weighted-average discount rate	3.00%	2.40%	3.30%	4.58%	4.41%	5.24%
Weighted-average rate of increase in compensation levels	N/A	N/A	N/A	3.85%	3.50%	3.66%
Weighted-average expected long-term rate of return on plan assets	N/A	N/A	N/A	6.35%	6.44%	6.43%

Schedule of Change in Assumptions Used
Delphi’s pension expense for 2015 is determined at the 2014 year end measurement date. For purposes of analysis, the following table highlights the sensitivity of the Company’s pension obligations and expense to changes in key assumptions:

Change in Assumption	Impact on Pension Expense	Impact on PBO
25 basis point (“bp”) decrease in discount rate	+ $8 million	+ $102 million
25 bp increase in discount rate	- $6 million	- $95 million
25 bp decrease in long-term expected return on assets	+ $3 million	—
25 bp increase in long-term expected return on assets	- $3 million	—

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Projected Pension Benefit Payments
	U.S. Plans	Non-U.S. Plans
	(in millions)
2015	$9	$81
2016	10	72
2017	10	76
2018	9	81
2019	7	86
2020 – 2024	15	535

Schedule of Allocation of Plan Assets
The fair values of Delphi’s pension plan assets weighted-average asset allocations at December 31, 2014 and 2013, by asset category, are as follows:

	Fair Value Measurements at December 31, 2014
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash	$29	$29	$—	$—
Time deposits	8	—	8	—
Equity mutual funds	461	—	461	—
Bond mutual funds	265	—	265	—
Real estate trust funds	41	—	—	41
Hedge Funds	102	—	—	102
Insurance contracts	1	—	—	1
Debt securities	307	291	16	—
Equity securities	50	50	—	—
Total	$1,264	$370	$750	$144

	Fair Value Measurements at December 31, 2013
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash	$64	$64	$—	$—
Time deposits	7	—	7	—
Equity mutual funds	412	—	412	—
Bond mutual funds	271	—	271	—
Real estate trust funds	45	—	—	45
Hedge Funds	90	—	—	90
Insurance contracts	4	—	—	4
Debt securities	249	249	—	—
Equity securities	57	57	—	—
Total	$1,199	$370	$690	$139

Schedule of Level Three Defined Benefit Plan Assets Roll Forward

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Real Estate Trust Fund	Hedge Funds	Insurance Contracts
	(in millions)
Beginning balance at December 31, 2012	$42	$91	$3
Actual return on plan assets:
Relating to assets still held at the reporting date	2	4	—
Purchases, sales and settlements	1	(5)	1
Ending balance at December 31, 2013	$45	$90	$4
Actual return on plan assets:
Relating to assets still held at the reporting date	(5)	5	—
Purchases, sales and settlements	1	7	(3)
Ending balance at December 31, 2014	$41	$102	$1

Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Funded Status
The amounts shown below reflect the change in the non-U.S. defined benefit pension obligations during 2014 and 2013.

	Year Ended December 31,
	2014	2013
	(in millions)
Benefit obligation at beginning of year	$2,105	$1,972
Service cost	57	53
Interest cost	94	85
Actuarial loss	255	39
Benefits paid	(100)	(86)
Impact of curtailments	2	(5)
Exchange rate movements and other	(175)	47
Benefit obligation at end of year	2,238	2,105
Change in plan assets:
Fair value of plan assets at beginning of year	1,199	1,109
Actual return on plan assets	156	56
Delphi contributions	97	98
Benefits paid	(100)	(86)
Exchange rate movements and other	(88)	22
Fair value of plan assets at end of year	1,264	1,199
Underfunded status	(974)	(906)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(19)	(14)
Non-current liabilities	(955)	(892)
Total	(974)	(906)
Amounts recognized in accumulated other comprehensive income consist of (pre-tax):
Actuarial loss	409	278
Prior service cost	—	1
Total	$409	$279

Schedule of Net Benefit Costs

	Non-U.S. Plans
	Year Ended December 31,
	2014	2013	2012
	(in millions)
Service cost	$57	$53	$44
Interest cost	94	85	84
Expected return on plan assets	(77)	(70)	(65)
Settlement loss	3	2	—
Curtailment loss	2	—	—
Amortization of actuarial losses	8	7	—
Other	—	1	1
Net periodic benefit cost	$87	$78	$64

U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Funded Status
The amounts shown below reflect the change in the U.S. defined benefit pension obligations during 2014 and 2013.

	Year Ended December 31,
	2014	2013
	(in millions)
Benefit obligation at beginning of year	$69	$80
Interest cost	2	2
Actuarial loss (gain)	2	(2)
Benefits paid	(13)	(11)
Benefit obligation at end of year	60	69
Change in plan assets:
Fair value of plan assets at beginning of year	—	—
Delphi contributions	13	11
Benefits paid	(13)	(11)
Fair value of plan assets at end of year	—	—
Underfunded status	(60)	(69)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(9)	(12)
Non-current liabilities	(51)	(57)
Total	(60)	(69)
Amounts recognized in accumulated other comprehensive income consist of (pre-tax):
Actuarial loss	13	11
Total	$13	$11

Schedule of Net Benefit Costs
Benefit costs presented below were determined based on actuarial methods and included the following:

	U.S. Plans
	Year Ended December 31,
	2014	2013	2012
	(in millions)
Interest cost	$2	$2	$3
Net periodic benefit cost	$2	$2	$3